SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings (loss) attributable to common shareholders	$ 20,115	$ (103,149)	$ 454,590	$ (250,009)
Weighted average common shares outstanding - Basic	45,518,000	45,501,016	45,512,323	45,000,000
Weighted average common shares outstanding - Diluted	45,518,000	45,501,016	45,512,323	45,000,000
Loss per shares - basic	$ 0.00	$ (0.00)	$ 0.01	$ (0.01)
Loss per shares - diluted	$ 0.00	$ (0.00)	$ 0.01	$ (0.01)